Discontinued Operations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Discontinued Operations
12.1	DISCONTINUED OPERATIONS
Gold Fields disposed of its Darlot mine to
ASX-listed
Red 5 Limited (“Red 5”) for a total consideration of A$18.5 million, comprising A$12.0 million in cash and 130 million Red 5 shares. The cash component was made up of an upfront amount of A$7.0 million and A$5.0 million deferred for up to 24 months. The deferred consideration could be taken as additional shares in Red 5 or as cash at Gold Fields’ election. In October 2018, the deferred consideration of A$5.0 million was received in cash.
Red 5 undertook a rights issue to assist with the funding of the cash component and for general working capital purposes. Gold Fields used the A$7.0 million to underwrite the rights issue. Gold Fields received a total number of 116,875,821 Red 5 shares under the underwriting agreement for a consideration of A$5.8 million.
All conditions precedent in terms of the sales agreement were met on 2 October 2017 and as a result Gold Fields accounted for a profit on the sale of Darlot of A$30.8 million (US$23.5 million). Post the completion of the sale, Gold Fields had a 19.9% shareholding in Red 5. Gold Fields did not have significant influence over Red 5 as the shareholding was below 20% and there were no qualitative factors indicating that significant influence exists. During 2019, Gold Fields sold its 19.9% shareholding in Red 5 for A$29.6 million (US$20.9 million) realising a profit of A$17.2 million (U$12.4 million) which was recognised directly in OCI.
The financial results of Darlot were presented as a discontinued operation in the consolidated financial statements.

UNITED STATES DOLLAR
2017
Below is a summary of the results of the discontinued operation for the year ended 31 December:
Revenue	49.0
Cost of sales	(50.7)

Cost of sales before gold inventory change and amortisation and depreciation	(46.3)
Gold inventory change	(0.9)
Amortisation and depreciation	(3.5)

Other costs, net	(1.9)

Loss before royalties and taxation	(3.6)
Royalties	(1.1)

Loss before taxation	(4.7)
Mining and income taxation	1.4

Loss for the year from operating activities	(3.3)
Gain on sale of discontinued operation	23.5
Income tax on gain on sale of discontinued operation	(7.1)

Profit from discontinued operation, net of tax	13.1

	2017
	US$	A$
Below is a summary of assets and liabilities of the discontinued operation at 2 October 2017:
Property, plant and equipment	3.3	4.3
Inventories	7.2	9.4
Trade and other receivables	0.1	0.1
Trade and other payables	(8.7)	(11.3)
Environmental rehabilitation costs provision	(12.9)	(16.9)
Net liabilities	(11.0)	(14.4)
Total consideration received less costs to sell 1	12.5	16.4
Gain on sale of discontinued operations	23.5	30.8

1	Due to the discounting of the deferred consideration and the transaction costs incurred, the total consideration of A$16.4 million used in the determination of the gain on sale of discontinued operations is less than the A$18.5 million per the agreement.

12.2	ASSETS HELD FOR SALE
Gold Fields served BCM Ghana Limited (the Company providing the contractor mining service to its Damang mine) a termination notice on 24 September 2019 and the contract was effectively terminated on 23 December 2019. As a result of the termination, the following obligations arose in terms of the early termination clauses in the contract:

•	Purchase of mining fleet from the contractor at the higher of market value plus a 25% premium or the finance pay-out value plus a premium of 25%;

•	Demobilisation costs;

•	Early termination payment; and

•	Purchase of stores inventory.
As part of the transition process to engage another contractor to continue mining, Damang obtained commitment from the new contractor to purchase the mining fleet from Damang at their market values in a back-to-back
arrangement. As a result, the assets purchased from BCM as per the termination clauses of the contract have been recognised as held for sale in line with IFRS 5
Non-current
Assets Held for Sale and Discontinued Operations.
The costs associated with the termination of the contract include:

		2019
	Notes	US$
Amount recognised as assets held for sale:
Mining fleet 1	12.2	31.2

		31.2

Amount recognised in profit or loss:
Premium on mining fleet - 25% 1		7.8
Demobilisation costs		1.3
Early termination payment (paid before 31 December 2019)		4.0

	7	13.1

Amount recognised in trade and other payables:
Mining fleet1		31.2
Premium on mining fleet - 25%1		7.8
Demobilisation costs		1.3

	27	40.3

1	This is based on the market value of the fleet.
No amount has been recognised for the inventory as the value has not yet been determined.
The ultimate outcome of this matter remains uncertain, with the value of the fleet and inventory to be purchased from BCM still to be agreed by both parties. These amounts are consequently subject to adjustment in the future.